Allowance for Credit Losses (Parenthetical) (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Cash recoveries, recoveries against write off cases	6,400.0	4,975.3